Income Taxes (Tables)	12 Months Ended
Apr. 25, 2014
Income Tax Disclosure [Abstract]
Components of Earnings from Continuing Operations before Income Taxes, Based on Tax Jurisdiction

The components of earnings from continuing operations before income taxes, based on tax jurisdiction, are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
U.S.	$1,690	$1,806	$1,620
International	2,015	2,445	2,525

Earnings from continuing operations before income taxes	$3,705	$4,251	$4,145

Provision for Income Taxes

The provision for income taxes from continuing operations consists of the following:

	Fiscal Year
(in millions)	2014	2013	2012
Current tax expense:
U.S.	$532	$509	$664
International	248	219	231

Total current tax expense	780	728	895
Deferred tax expense (benefit):
U.S.	(175)	46	(138)
International	35	10	(27)

Net deferred tax expense (benefit)	(140)	56	(165)

Total provision for income taxes	$640	$784	$730

Schedule of Deferred Tax Assets and Liabilities

Tax assets (liabilities), shown before jurisdictional netting of deferred tax assets (liabilities), are comprised of the following:

(in millions)	April 25, 2014	April 26, 2013
Deferred tax assets:
Net operating loss, capital loss, and credit carryforwards	$487	$423
Other accrued liabilities	205	140
Accrued compensation	201	98
Pension and post-retirement benefits	194	239
Stock-based compensation	171	223
Other	142	200
Inventory	118	121
Federal and state benefit on uncertain tax positions	79	57
Unrealized loss on available-for-sale securities and derivative financial instruments	29	—

Gross deferred tax assets	1,626	1,501
Valuation allowance	(397)	(313)

Total deferred tax assets	1,229	1,188
Deferred tax liabilities:
Intangible assets	(652)	(712)
Basis impairment	(225)	(214)
Realized loss on derivative financial instruments	(110)	(110)
Other	(24)	(29)
Accumulated depreciation	(20)	(56)
Unrealized gain on available-for-sale securities and derivative financial instruments	—	(87)

Total deferred tax liabilities	(1,031)	(1,208)
Prepaid income taxes	320	321
Income tax receivables	113	114

Tax assets, net	$631	$415

Reported as (after valuation allowance and jurisdictional netting):
Tax assets	$736	$539
Long-term tax assets	300	232
Deferred tax liabilities	(19)	(16)
Long-term deferred tax liabilities	(386)	(340)

Tax assets, net	$631	$415

Schedule of Effective Income Tax Rate Reconciliation

The Company’s effective income tax rate from continuing operations varied from the U.S. federal statutory tax rate as follows:

	Fiscal Year
	2014	2013	2012
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state taxes, net of federal tax benefit	0.6	0.5	0.9
Research and development credit	(0.5)	(1.1)	(0.6)
Domestic production activities	(0.4)	(0.3)	(0.5)
International	(17.7)	(16.7)	(16.9)
Puerto Rico Excise Tax	(1.6)	(1.3)	(1.4)
Impact of restructuring charges, net, certain litigation charges, net, and acquisition-related items	5.6	2.0	0.3
Reversal of excess tax accruals	(1.9)	—	(0.8)
Valuation allowance release	—	(0.2)	(0.8)
Other, net	(1.8)	0.5	2.4

Effective tax rate	17.3%	18.4%	17.6%

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal years 2014, 2013, and 2012 is as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Gross unrecognized tax benefits at beginning of fiscal year	$1,068	$917	$769
Gross increases:
Prior year tax positions	64	12	47
Current year tax positions	166	169	171
Gross decreases:
Prior year tax positions	(58)	(21)	(53)
Settlements	(66)	(6)	(4)
Statute of limitation lapses	(2)	(3)	(13)

Gross unrecognized tax benefits at end of fiscal year	$1,172	$1,068	$917